Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2018
Amounts Pledged as Collateral for Borrowings and for Other Purposes

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2017 and 2018:

	2017	2018
	(in billions of yen)
Interest-bearing deposits in other banks	51	37
Trading account assets	6,577	5,611
Investments	8,213	6,500
Loans	7,468	5,229
Other assets	1,588	2,099

Total	23,897	19,476

Associated Liabilities Collateralized by Pledged Assets

The associated liabilities collateralized by the above assets at March 31, 2017 and 2018 are summarized below:

	2017	2018
	(in billions of yen)
Deposits	919	256
Payables under repurchase agreements	6,109	5,518
Payables under securities lending transactions	1,460	1,193
Other short-term borrowings	686	441
Long-term debt	4,220	3,179

Total	13,394	10,587